Non-current financial assets (Details) - CHF (SFr)	Dec. 31, 2023	Dec. 31, 2022
Non-current financial assets
Security rental deposits	SFr 54,344	SFr 54,355
Total non-current financial assets	SFr 54,344	SFr 54,355